Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Carrying value securities pledged as collateral	$ 19.6	$ 25.5
Fair Value of Investment in debt securities	$ 20.2	$ 3.0
Percentage of fair value of investment in debt	73.20%	8.00%